Subsequent events (Q3) (Details) - USD ($)							1 Months Ended
	May 06, 2025	Mar. 17, 2025	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	May 31, 2025	Mar. 31, 2025
Issuance of shares [Abstract]
Number of shares issued (in shares)			91,760	25,489	63,722	91,760
Helena Global Investment Opportunities I Ltd [Member]
Issuance of shares [Abstract]
Number of shares issued (in shares)		166,667						1,606,000
Gross proceeds								$ 481,530
Subsequent Event [Member] | Helena Global Investment Opportunities I Ltd [Member]
Issuance of shares [Abstract]
Number of shares issued (in shares)							3,346,000
Gross proceeds							$ 1,051,857
Subsequent Event [Member] | Carbon Credits [Member]
Return of Carbon Credits and Cancellation of Shares [Abstract]
Return of consideration shares received	1,500,000